Note 20 - Net Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

20.         Net earnings (loss) per common share

The earnings per share calculation cannot be anti-dilutive, therefore diluted shares is not used in the denominator when the numerator is in a loss position.

Diluted EPS is calculated using the “if-converted” method of calculating earnings per share in relation to the Convertible Notes, which were issued on May 19, 2020. As such, the interest (net of income tax) on the Convertible Notes is added to the numerator and the additional shares issuable on conversion of the Convertible Notes are added to the denominator of the earnings per share calculation to determine if an assumed conversion is more dilutive than no assumption of conversion. The “if-converted” method is used if the impact of the assumed conversion is dilutive. The “if-converted” method is anti-dilutive for the year ended December 31, 2022, and December 31, 2021.

The following table reconciles the basic and diluted common shares outstanding:

	Year ended December 31,
(in thousands of US dollars, except share information)	2022	2021

Net earnings (loss) attributable to Company	$46,253	$(390,338)
After-tax interest on Convertible Notes	-	-
Adjusted numerator under the If-Converted Method	$46,253	$(390,338)

Weighted average number of shares used in computing basic earnings per share	43,409,265	42,920,089
Assumed exercise of stock options acquired under the Treasury Stock Method	509,138	-
Conversion of Convertible Notes	-	-
Number of shares used in computing diluted earnings per share	43,918,403	42,920,089

On July 16, 2021, the Company announced the approval by the Toronto Stock Exchange of its notice to implement a normal course issuer bid (the “2021/2022 NCIB”). The 2021/2022 NCIB allowed the Company to purchase for cancellation, up to 3,200,000 Subordinate Voting Shares. The 2021/2022 NCIB commenced on July 20, 2021 and expired on July 19, 2022.

On July 15, 2022, the Company announced the approval by the Toronto Stock Exchange of its notice to implement a normal course issuer bid (the “2022/2023 NCIB”). The 2022/2023 NCIB allows the Company to purchase for cancellation, up to 3,500,000 Subordinate Voting Shares. The 2022/2023 NCIB commenced on July 20, 2022 and is set to expire on July 19, 2023.

During the year ended December 31, 2022, the Company repurchased 1,426,713 Subordinate Voting Shares for total consideration of $165,728. See table below for additional details on the purchases under the NCIBs.

	Shares
	purchased	Amount

2021/2022 NCIB	999,439	$126,366
2022/2023 NCIB	427,274	39,362
	1,426,713	$165,728

The repurchase cost of shares under the NCIBs, including commissions and fees, were allocated to common shares for the weighted average book value and to retained earnings for any excess. Under the NCIBs all shares were purchased for cancellation.